UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

1001 W. Madison St. Unit # 607

Chicago, IL 60607

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

1001 W. Madison St. Unit # 607

Chicago, IL 60607

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

	GEORGETOWNE LONG/SHORT FUND
	Schedule of Investments
	July 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS -100.08%

Agricultural Production - Crops - 1.40%
500	Chiquita Brands International, Inc.	$ 6,720

Cable & Other Pay Television Services - 2.19%
300	Echostar Communications Corp.*	10,515

Commercial Banks, NEC - 1.09%
200	ICICI Bank, Ltd. ***	5,224

Computer Communications Equipment - 3.59%
1,000	Lanoptics, Ltd. *	7,850
1,200	Lanoptics, Ltd. † *	9,420
		17,270
Electronic Computers - 3.60%
800	Dell, Inc.*	17,344

Electromedical & Electrotherapy - 5.17%
200	Medtronic, Inc.	10,104
400	St. Jude Medical, Inc. † *	14,760
		24,864
Farm Machinery & Equipment - 4.29%
300	Agco Corp. *	6,888
600	Agco Corp. † *	13,776
		20,664
Fats & Oils - 6.15%
300	Archer Daniels-Midland Co.	13,200
300	Bunge, Ltd.	16,374
		29,574
Food and Kindred Products - 1.66%
100	Altria Group, Inc.	7,997

Footwear, (No Rubber) - 4.28%
800	Timberland Co. Class A*	20,600

Glass Products, Made of Purchased Glass - 0.79%
200	Corning, Inc. Glass Works*	3,814

Greeting Cards - 1.79%
300	CSS Industries, Inc.	8,595

Industrial Inorganic Chemicals - 1.32%
250	Georgia Gulf Corp.	6,365

Life Insurance - 1.96%
300	Aetna, Inc.	9,447

Metal Mining - 2.27%
200	Freeport McMoran Copper, Inc.	10,912

Optical Instruments & Lenses - 4.94%
11,000	Meade Instruments Corp.*	23,760

Pharmaceutical Preparations - 2.98%
300	Abbott Laboratories	14,331

Radiotelephone Communications - 10.28%
700	Broadwing Corp. *	6,440
1,600	Broadwing Corp. † *	14,720
400	Mobile Telesystems ***	12,776
900	USA Mobiltiy, Inc.	15,525
		49,461
Secondary Smelting & Refining of Nonferrous Metals - 2.55%
300	Aleris International, Inc. † *	12,282

Semiconductors & Related Devices - 11.07%
1,000	Altera Corp. † *	17,310
1,500	Broadcom Corp. † *	35,940
		53,250
Services-Computer Intergrated - 3.42%
700	Packeteer, Inc. *	6,405
1,100	Packeteer, Inc. † *	10,065
		16,470
Services-Engineering Services - 0.64%
200	Essex Corp. *	3,072

Services - Nursing & Personal Care - 4.39%
800	Kindred Healthcare, Inc. † *	21,144

Services - Prepackaged Software - 1.00%
200	Microsoft Corp.	4,812

Services - Video Tape Rental - 3.44%
800	Netflix, Inc.*	16,552

Telephone & Telegraph Apparatus - 10.51%
300	Leucadia National Corp.	8,259
1,200	Qualcomm, Inc.	42,312
		50,571
Transportation Services - 1.67%
600	Expedia, Inc.*	8,040

Wholesale - Farm Product Raw Materials - 1.63%
2,000	Alliance One International, Inc.*	7,860

TOTAL FOR COMMON STOCKS (Cost $501,179) - 100.08%		481,510

PUT OPTIONS
Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Broadcom Corp.
150	January 2007 Puts @ 20.00	189

	Total (Premiums Paid $96) - 0.04%	189

SHORT TERM INVESTMENTS - 3.79%
18,250	First American Treasury Obligations Fund Class Y 4.82%**	$ 18,250
	(Cost $18,250)

TOTAL INVESTMENTS (Cost $519,525) - 103.91%		499,949

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.91)%		(18,827)

NET ASSETS - 100.00%		$ 481,122

† Security is pledged as Collateral for Securities Sold Short.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2006.
*** American Depository Receipt

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
Agricultural Services
400	VCA Antech, Inc.*	$ 13,988

Communications Services, NEC
500	Directv Group, Inc.*	8,525

Motor Vehicle Parts & Accessor
500	American Axle & Manufacturing Holdings, Inc.	8,190

Retail - Eating Places
200	Panera Bread Co.*	10,462

Sugar & Confectionery Products
500	Hershey Foods Corp.	27,485

Wholesale-Chemicals & Allied Products
100	Acuity Brands, Inc.	4,373

	Total Securities Sold Short (Proceeds - $70,974)	$ 73,023

NOTES TO FINANCIAL STATEMENTS
Georgetowne Long/Short Fund
1. SECURITY TRANSACTIONS
At July 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $519,525 amounted to $(21,625) which consisted of aggregate gross unrealized appreciation of $36,667 and aggregate gross unrealized depreciation of $(58,292).

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 26, 2006